U.S. BANCORP FUND SERVICES LLC
615 East Michigan Street
Milwaukee, WI  53202

February 26, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Fort Pitt Capital Funds Post-Effective Amendment No. 14 Registration Nos. 333-69326 and 811-10495

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Fort Pitt Capital Funds (the “Trust”), and its series, the Fort Pitt Capital Total Return Fund, is Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
for U.S. Bancorp Fund Services, LLC